Borrowings - Summary of Detailed Composition of Operational Funding (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 3,013	€ 2,356
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 1,480	1,593
Operational funding [member] | FHLB Secured Borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Fixed
Coupon date	Quarterly
Borrowing maturity	2022 / 26
Borrowings	€ 1,449	1,562
Operational funding [member] | North Westerly VI Note [Member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2020 / 32
Borrowings	€ 15	15
Operational funding [member] | North Westerly VII Note [Member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2021 / 34
Borrowings	€ 16	€ 16